Document and Entity Information	Nov. 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001463361
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	UNITY BIOTECHNOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38470
Entity Tax Identification Number	26-4726035
Entity Address, Address Line One	285 East Grand Ave.
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	416-1192
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	UBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false